Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 566,786	$ 646,023
Service cost	10,200	5,578	$ 7,598
Interest cost	24,605	29,429	16,800
Exchange rate differences	(251)	(8,516)
Actuarial (gain) losses	(56,174)	(62,183)
Benefits paid	35,036	35,705
Effect of curtailment	0	7,840
Benefit obligation at end of year	510,130	566,786	646,023
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	290,008	280,225
Benefit assets related to acquired companies	203	0
Actual return on Plans' assets (net of expenses)	21,287	38,316
Employer contribution	6,719	947
Benefits paid	16,401	21,654
Effect of settlement commitment	0	7,826
Fair value of Plans' assets at end of year	301,816	290,008	280,225
Funded status	(208,316)	(276,738)
Unrecognized net actuarial loss	(117,865)	(84,210)
Net amount recognized	(326,181)	(360,948)
Accrued benefit liability, current	(38,200)	(28,279)
Accrued benefit liability, non-current	(170,116)	(248,459)
Accumulated other comprehensive income (loss), pre-tax	(117,865)	(84,210)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,231	867
Service cost	128	86
Interest cost	58	43
Actuarial (gain) losses	(148)	271
Employee contribution	9	9
Benefits paid	40	45
Benefit obligation at end of year	1,238	1,231	$ 867
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	31	36
Employee contribution	8	9
Benefits paid	39	45
Fair value of Plans' assets at end of year	0	0
Funded status	(1,238)	(1,231)
Unrecognized net actuarial loss	(1,626)	(1,616)
Net amount recognized	(2,864)	(2,847)
Accrued benefit liability, current	(61)	(71)
Accrued benefit liability, non-current	(1,177)	(1,159)
Accumulated other comprehensive income (loss), pre-tax	$ (1,626)	$ (1,617)